     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 15, 1998


                                                 SECURITY ACT FILE NO. 333-48431
                                       INVESTMENT COMPANY ACT FILE NO. 811-00041
================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               AMENDMENT NO. 3 TO


                                    FORM N-2

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No.

[ ]  Post-Effective Amendment No.       and/or

[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        (Check appropriate box or boxes)

                            ------------------------

                    GENERAL AMERICAN INVESTORS COMPANY, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            ------------------------

                              450 LEXINGTON AVENUE
                                   SUITE 3300
                            NEW YORK, NEW YORK 10017
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

                           EUGENE L. DESTAEBLER, JR.
                              450 LEXINGTON AVENUE
                                   SUITE 3300
                            NEW YORK, NEW YORK 10017
                                 (212) 916-8400
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

             JOHN E. BAUMGARDNER, JR., ESQ.                               RICHARD T. PRINS, ESQ.
                  SULLIVAN & CROMWELL                            SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                    125 BROAD STREET                                         919 THIRD AVENUE
                NEW YORK, NEW YORK 10004                                 NEW YORK, NEW YORK 10022
                     (212) 558-4000                                           (212) 735-3000

                            ------------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

    It is proposed that this filing will become effective (check appropriate box): [ ] when declared effective pursuant to Section 8(c)

    If appropriate, check the following box

    [ ] this [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

    [ ] this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is -

    If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box [ ]

                            ------------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================

                 CROSS-REFERENCE SHEET PURSUANT TO RULE 481(A)

               N-2 ITEM NUMBER                         LOCATION IN PART A (CAPTION)
PART A
   1. Outside Front Cover....................  Outside Front Cover Page
   2. Inside Front and Outside Back Cover
     Page....................................  Outside Front Cover Page; Inside Front Cover
                                               Page; Outside Back Cover Page
   3. Fee Table and Synopsis.................  Not Applicable
   4. Financial Highlights...................  Financial Highlights
   5. Plan of Distribution...................  Outside Front Cover Page; Prospectus Summary;
                                               Underwriting
   6. Selling Shareholders...................  Not Applicable
   7. Use of Proceeds........................  Prospectus Summary; Use of Proceeds;
                                               Investment Objectives and Policies
   8. General Description of the
     Registrant..............................  Outside Front Cover Page; Prospectus Summary;
                                               The Company; Investment Objectives and
                                               Policies; Risk Factors; Description of
                                               Cumulative Preferred Stock
   9. Management.............................  Prospectus Summary; Management; Custodian,
                                               Transfer Agent, Registrar and Dividend-Paying
                                               Agent
  10. Capital Stock, Long-Term Debt, and
      Other Securities.......................  Outside Front Cover Page; Prospectus Summary;
                                               Capitalization; Investment Objectives and
                                               Policies; Description of Cumulative Preferred
                                               Stock; Description of Capital Stock and Other
                                               Securities; Taxation
  11. Defaults and Arrears on Senior
     Securities..............................  Not Applicable
  12. Legal Proceedings......................  Not Applicable
  13. Table of Contents of the Statement of
      Additional Information.................  Table of Contents of Statement of Additional
                                               Information
PART B                                         LOCATION IN STATEMENT OF ADDITIONAL
                                               INFORMATION
  14. Cover Page.............................  Outside Front Cover Page
  15. Table of Contents......................  Outside Front Cover Page
  16. General Information and History........  General Information and History
  17. Investment Objectives and Policies.....  Investment Objectives and Policies
  18. Management.............................  Management of the Company
  19. Control Persons and Principal Holders
      of Securities..........................  Management of the Company; Principal
                                               Stockholders
  20. Investment Advisory and Other
     Services................................  Investment Advisory and Other Services
  21. Brokerage Allocation and Other
     Practices...............................  Brokerage Allocation and Other Practices
  22. Tax Status.............................  Taxation
  23. Financial Statements...................  Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(1)          Financial Statements*
(2) (a) (1)  Restated Certificate of Incorporation**
        (2)  Certificate of Amendment to the Restated Certificate of
             Incorporation, dated April 28, 1987**
        (3)  Certificate of Amendment to the Restated Certificate of
             Incorporation, dated March 19, 1992**
        (4)  Certificate of Amendment to the Restated Certificate of
             Incorporation, dated March 11, 1998**
        (5) Certificate of Correction to the Certificate of Amendment to the Restated Certificate of Incorporation, dated March 20,
             1998**
        (6)  Certificate of Designations**
    (b)      By-Laws**
    (c)      Not Applicable
    (d)      Specimen Stock Certificate**
    (e)      Not Applicable
    (f)      Not Applicable
    (g)      Not Applicable
    (h) (1)  Form of Underwriting Agreement+
        (2)  Form of Master Agreement Among Underwriters**
    (i) (1)  Employees' Retirement Plan**
        (2)  Amendment of the Employees' Retirement Plan**
        (3)  Employees' Thrift Plan**
        (4)  Excess Benefit Plan**
        (5)  Excess Contribution Plan**
    (j)      Custodian Agreement**
    (k)      Not Applicable
    (l)      Opinion and Consent of Sullivan & Cromwell**
    (m)      Not Applicable
    (n)      Consent of Ernst & Young, LLP+
    (o)      Not Applicable
    (p)      Not Applicable
    (q)      Not Applicable
    (r)      Not Applicable


---------------
  * Incorporated by reference from Registrant's Annual Report for the year ended December 31, 1997, File No. 811-00041, as filed with the Securities and Exchange Commission on February 2, 1998 and from Registrant's Quarterly Report for the three months ended March 31, 1998, File No. 811-00041, as filed with the Securities and Exchange Commission on April 24, 1998.

 ** Previously filed.

  + Filed herewith.

ITEM 25.  MARKETING ARRANGEMENTS

     See Exhibit 2(h) to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION(1)

     The following table sets forth the estimated expenses payable by the Company in connection with the offering described in this Registration Statement (excluding underwriting discounts and commissions):

NATURE OF EXPENSES                                               AMOUNT
------------------                                              --------
SEC Registration fees.......................................    $ 44,250
NYSE listing fee............................................      51,300
Rating Agency fee...........................................      37,500
Printing expenses...........................................      90,000
Auditing fees and expenses..................................      22,000
Legal fees and expenses.....................................     300,000
Consulting fees and expenses................................     137,500
Miscellaneous...............................................      17,450
                                                                --------
          Total.............................................    $700,000
                                                                ========

---------------
(1) The amounts set forth above, except for the SEC and NYSE fees, are in each case estimated.

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     General American Advisers, Inc. is a wholly owned, inactive subsidiary of the Company.

ITEM 28. NUMBER OF HOLDERS OF EACH CLASS OF SECURITIES OF THE COMPANY AS OF MARCH 31, 1998:

                                                                NUMBER OF
TITLE OF CLASS                                                RECORD HOLDERS
--------------                                                --------------
Common Stock, par value $1.00 per share.....................      5,903

ITEM 29.  INDEMNIFICATION

     Under the Company's Restated Certificate of Incorporation and By-Laws, the directors and officers of the Company will not be liable to the Company or its stockholders for monetary damages for breach of fiduciary duty as a director, provided that the foregoing shall not eliminate or limit liability of a director
(i) for any breach of such director's duty of loyalty to the Company or its stockholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct, gross negligence or reckless disregard of the duties involved in the conduct of such director's office, or a knowing violation of law, (iii) under Section 174 of Title 8 of the Delaware Code, or (iv) for any transaction from which such director derived an improper personal benefit.

     Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the Shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF ADVISER

     Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The Company's accounts and records are maintained at the Company's principal executive offices located at 450 Lexington Avenue, Suite 3300, New York, New York 10017. In addition, Bankers Trust Company, which is located at One Bankers Trust Plaza, New York, NY 10006, acts as the custodian of the securities, cash and other assets of the Company and maintains certain accounts and records of the Company. ChaseMellon Shareholder Services, L.L.C., which is located at Overpeck Center, 85 Challenger Road, Ridgefield Park, NJ 07660, acts as the Company's transfer agent, registrar and dividend-paying agent and maintains certain accounts and records of the Company.

ITEM 32.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 33.  UNDERTAKINGS

     1. Registrant undertakes to suspend the offering of shares of Cumulative Preferred Stock until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2.  Not applicable.

     3.  Not applicable.

     4.  Not applicable.

     5. Registrant undertakes that (a) for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective; and (b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

     6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two Business Days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 15th day of June, 1998.


                                   GENERAL AMERICAN INVESTORS COMPANY, INC.

                                   By:    /s/ EUGENE L. DESTAEBLER, JR.
                                     -------------------------------------------
                                     Name: Eugene L. DeStaebler, Jr.
                                     Title:  Vice-President, Administration


     IN WITNESS WHEREOF, the undersigned officers and directors have hereunto set their hands this 15th day of June, 1998.


                     SIGNATURE                                             TITLE
                     ---------                                             -----

                         *                           President and Chief Executive Officer and
---------------------------------------------------  Director (Principal Executive Officer)
                (Spencer Davidson)

                         *                           Executive Vice-President, Chief Operating Officer
---------------------------------------------------  and Director
                (Victoria Hamilton)

           /s/ EUGENE L. DESTAEBLER, JR.             Vice-President, Administration
---------------------------------------------------  (Principal Financial Officer and Principal
            (Eugene L. DeStaebler, Jr.)              Accounting Officer)

                         *                           Chairman of the Board of Directors and Director
---------------------------------------------------
            (Lawrence B. Buttenwieser)

                         *                           Director
---------------------------------------------------
             (Arthur G. Altschul, Jr.)

                         *                           Director
---------------------------------------------------
                (Lewis B. Cullman)

                         *                           Director
---------------------------------------------------
                (Gerald M. Edelman)

                         *                           Director
---------------------------------------------------
                (Anthony M. Frank)

                         *                           Director
---------------------------------------------------
               (John D. Gordan, III)

                     SIGNATURE                                             TITLE
                     ---------                                             -----
                         *                           Director
---------------------------------------------------
                   (Bill Green)

                         *                           Director
---------------------------------------------------
                (Sidney R. Knafel)

                         *                           Director
---------------------------------------------------
              (Richard R. Pivirotto)

                         *                           Director
---------------------------------------------------
             (Joseph T. Stewart, Jr.)

                         *                           Director
---------------------------------------------------
                (Raymond S. Troubh)

           /s/ EUGENE L. DESTAEBLER, JR.
---------------------------------------------------
                 Attorney-in-Fact

                        SCHEDULE OF EXHIBITS TO FORM N-2


 EXHIBIT                                                                    PAGE
 NUMBER                              EXHIBIT                               NUMBER
 -------                             -------                               ------
Exhibit A  (1) Restated Certificate of Incorporation**.................
           (2) Certificate of Amendment to the Restated Certificate of
           Incorporation,
           dated April 28, 1987**......................................
           (3) Certificate of Amendment to the Restated Certificate of
           Incorporation,
           dated March 19, 1992**......................................
           (4) Certificate of Amendment to the Restated Certificate of
           Incorporation,
           dated March 11, 1998**......................................
           (5) Certificate of Correction to the Certificate of
           Amendment to the Restated
           Certificate of Incorporation, dated March 20, 1998**........
           (6) Certificate of Designations**...........................
Exhibit B  By-Laws**...................................................
Exhibit C  Not Applicable..............................................
Exhibit D  Specimen Stock Certificate**................................
Exhibit E  Not Applicable..............................................
Exhibit F  Not Applicable..............................................
Exhibit G  Not Applicable..............................................
Exhibit H  (1) Form of Underwriting Agreement+.........................
           (2) Form of Master Agreement Among Underwriters**...........
Exhibit I  (1) Employees' Retirement Plan**............................
           (2) Amendment of the Employees' Retirement Plan**...........
           (3) Employees' Thrift Plan**................................
           (4) Excess Benefit Plan**...................................
           (5) Excess Contribution Plan**..............................
Exhibit J  Custodian Agreement**.......................................
Exhibit K  Not Applicable..............................................
Exhibit L  Opinion and Consent of Sullivan & Cromwell**................
Exhibit M  Not Applicable..............................................
Exhibit N  Consent of Ernst & Young LLP+...............................
Exhibit O  Not Applicable..............................................
Exhibit P  Not Applicable..............................................
Exhibit Q  Not Applicable..............................................
Exhibit R  Not Applicable..............................................


---------------
** Previously filed.

 + Filed herewith.